Property, Plant And Equipment And Construction In Progress	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS
8.	PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

Property, Plant and equipment and Construction in Progress consisted of the following:

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Plant	$6,489,104	$1,346,191	$1,335,341
Furniture and Fixtures	407,859	285,562	272,029
Equipment	13,662,229	10,986,456	8,568,515
Automobiles	557,941	419,951	421,509
Less: Accumulated Depreciation	(4,259,852)	(2,708,843)	(1,632,271)
Plant and Equipment, Net	$16,857,281	$10,329,316	$8,965,123

Construction in Progress	$1,942,773	$3,055,811	$2,685,269

Plant and equipment are recorded at cost basis. Gains or losses on disposals are reflected as gain or loss in the year of disposal. The cost of improvements that extend the life of plant and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. All ordinary repair and maintenance costs are expensed as incurred.

Depreciation for financial reporting purposes is provided using the straight line method over the estimated useful lives of the assets. The Company had depreciation expense of $1,772,908, $945,528, and $725,365 for the years ended December 31, 2013, 2012, and 2011, respectively.